Beau Yanoshik

Partner

+1.202.373.6133

beau.yanoshik@morganlewis.com

June 26, 2024

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	BNY Mellon ETF Trust II: Initial Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, BNY Mellon ETF Trust II (the “Trust”), we are filing the Trust’s initial registration statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Trust will initially be composed of two funds, the BNY Mellon Concentrated Growth ETF and BNY Mellon Dynamic Value ETF, each of which will be organized as a separate series of the Trust.

Please contact me at (202) 373-6133 should you have any questions or comments.

Very truly yours,

/s/ Beau Yanoshik

Beau Yanoshik